Share-based compensation - Summary of Expense Recognized in Consolidated Statement of Operations for Employee Share Based Payments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	€ 267	€ 321	€ 381
Cost of revenue
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	5	5	8
Research and development
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	152	194	218
Sales and marketing
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	61	66	73
General and administrative
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	€ 49	€ 56	€ 82